Commitment, Contingencies and Guarantees - Additional Information (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Provision for litigation proceedings	$ 8,550	$ 8,550